Note 5 - Segmental Financial Information (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the six-month period ended June 30, 2025
	Container vessels segment	NML	Total
Voyage revenue	$428,078	$-	$428,078
Income from investment in leaseback vessels	-	12,682	12,682
Total revenues	$428,078	$12,682	$440,760

Less (1):
Voyage expenses	(23,383)	-
Voyage expenses-related parties	(5,819)	-
Vessels’ operating expenses	(79,171)	-
Interest and finance costs	(39,727)	(5,483)
Other segment items (2)	(73,022)	-
Segment profit/ (loss)	$206,956	$7,199	$214,155

Reconciliation of segment profit or loss:
General and administrative expenses			(5,781)
General and administrative expenses – related parties			(4,294)
Management fees-related parties			(14,178)
Foreign exchange gains			2,571
Interest income			11,779
Other, net			27
Gain on derivative instruments, net			13,767
Net income from continuing operations			218,046
Net loss from discontinued operations			(27,547)
Net income			$190,499
For the six-month period ended June 30, 2024
	Container vessels segment	NML	Total
Voyage revenue	$427,323	$-	$427,323
Income from investment in leaseback vessels	-	11,419	11,419
Total revenues	$427,323	$11,419	$438,742

Less (1):
Voyage expenses	(12,172)	-
Voyage expenses-related parties	(6,073)	-
Vessels’ operating expenses	(78,896)	-
Interest and finance costs	(50,868)	(4,229)
Other segment items (2)	(71,344)	-
Segment profit/ (loss)	$207,970	$7,190	$215,160

Reconciliation of segment profit or loss:
General and administrative expenses			(5,555)
General and administrative expenses – related parties			(5,618)
Management fees-related parties			(14,241)
Foreign exchange losses			(2,700)
Interest income			16,546
Income from equity method investments			42
Other, net			1,249
Loss on derivative instruments, net			(3,212)
Net income from continuing operations			201,671
Net income from discontinued operations			3,876
Net income			$205,547
As of June 30, 2025
	Container vessels segment	NML	Total assets from continuing operations	Total assets
Total Assets	$3,315,083	$424,018	$3,739,101	$3,739,101
As of December 31, 2024
	Container vessels segment	NML	Total assets from continuing operations	Total assets from discontinued operations	Total assets
Total Assets	$3,576,688	$333,108	$3,909,796	$1,238,891	$5,148,687